INCOME TAXES (Schedule of Effective Income Tax Rate Reconciliation) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Tax expense computed at statutory rates, see (*) below	[1]	$ 20,935	$ 32,044	$ 48,433
Effect of tax rate change on deferred tax liabilities, net (**)	[2]	314	(478)	(16,078)
Effect of different tax rates in different jurisdictions and Preferred Enterprise Benefit		(16,396)	(23,150)	(33,298)
Change in Valuation allowance, see F below			(962)	(82,772)
Tax benefits for which deferred taxes were not recorded, see F below				(15,103)
Permanent differences and other, net		(1,905)	(1,516)	(1,070)
Income tax expense (benefit)		$ 2,948	$ 5,938	$ (99,888)

[1]	The tax expense (benefit) was computed based on Tower’s regular corporate tax rate of 23% for 2019, 23% for 2018 and 24% for 2017.
[2]	Reduction in tax rates due to the U.S. Tax Reform and reduction in income tax rates in Japan.